Goodwill and Other Intangible Assets - Summary of Changes in Carrying Amount of Goodwill (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Buy [Member]	Dec. 31, 2012 Buy [Member]	Dec. 31, 2011 Buy [Member]	Mar. 31, 2013 Watch [Member]	Dec. 31, 2012 Watch [Member]	Dec. 31, 2011 Watch [Member]	Mar. 31, 2013 Expositions [Member]	Dec. 31, 2012 Expositions [Member]	Dec. 31, 2010 Expositions [Member]
Goodwill [Line Items]
Balance beginning	$ 7,352	$ 7,155	$ 7,096	$ 3,126	$ 3,055	$ 2,990	$ 3,661	$ 3,540	$ 3,546	$ 565	$ 560	$ 560
Acquisitions, divestitures and other adjustments	5	136	123	4	14	123	1	117			5
Effect of foreign currency translation	(35)	61	(64)	(34)	57	(58)	(1)	4	(6)
Balance ending	7,322	7,352	7,155	3,096	3,126	3,055	3,661	3,661	3,540	565	565	560
Cumulative Impairments		$ 378						$ 376			$ 2